Investment in Forum Energy Limited ("FEL")	12 Months Ended
Dec. 31, 2022
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")

Note 8 Investment in Forum Energy Limited (”FEL”)

i)	Investment in FEL

The investment in FEL is summarized as follows:

	Number of shares held	Amount

Balance December 31, 2020, 2021 and 2022	6,117,238	$1,835,111

As at December 31, 2022, the Company’s interest in FEL was 6.80% (2021 – 6.80%).

On April 14, 2020, FEL completed a fund raising of $2,500,000 which was achieved by FEL issuing new shares at a price of $0.30 each. In advance of the Company’s Rights Offering, PXP paid the Company’s share of FEL’s financing thus allowing the Company to maintain its 6.8% interest in FEL at a cost of approximately $170,111. During 2020, this advance was settled by the issuance of new common shares from treasury at the same price as the Rights Offering price.

On August 7, 2020, the Company purchased 6.8% of the loan currently due by FEL to PXP amounting to $346,202 plus accrued interest of $939. This loan was unsecured, due on December 31, 2021 and bore interest at an annual rate of 3.5% plus LIBOR which is payable on a quarterly basis.

On November 10, 2021, the Company sold the FEL loan it owns to PXP Energy Corporation, at face value plus accrued interest. The proceeds from the sale were used to fund FEC’s $224,400 share of FEL’s pre-drilling costs for two exploratory wells on SC 72 and for working capital. On March 10, 2022, the Company advanced an additional $198,620 (Note 10(i)) for a total advance of $423,020. The advances made to FEL are due on demand and non-interest bearing.

FEL’s assets consist of interests in various petroleum service contracts in the Philippines, the most significant of which in terms of Prospective Resources is SC 72. On March 2, 2015, the Philippine Department of Energy (“DOE”) granted a force majeure on SC 72 because the contract area falls within the territorial disputed area of the West Philippine Sea. Under the terms of the force majeure, all exploration work at SC 72 was immediately suspended until the DOE notified FEL that it could re-commence exploration. On October 16, 2020, FEL received a letter from the DOE lifting the force majeure and directing FEL to resume exploration activities on SC 72.

On April 6, 2022, FEL as operator under SC 72, received a directive from the DOE to put on hold all exploration activities for SC 72 until such time that the Security, Justice and Peace Coordinating Cluster (“SJPCC”) has issued the necessary clearance to proceed. On April 8, FEL advised the DOE that in compliance with the DOE directive they “have suspended (or caused the suspension of) all activities in the West Philippine Sea beginning April 6, 2022, in the process, incurring substantial stand-by and other costs.” On April 11, 2022, as a result of not receiving the necessary clearance, force majeure was once again declared on SC 72.

On October 11, 2022, the DOE granted PXP and Forum the following: (i) the Declaration of Force Majeure for SC 72 from April 6, 2022 until such time as the same is lifted by the DOE, (ii) the inclusion of total expenses incurred as a result of the DOE directive to suspend activities as part of the approved recoverable costs, subject to DOE audit, and (iii) in addition to the period in item (i) above, PXP and Forum will be entitled to an extension of the exploration period under SC 72 corresponding to the number of days that the contractors actually spent in preparation for the activities that were suspended by the DOE’s suspension order on April 6, 2022.

Determination of fair value

The investment in FEL represents an investment in a private company for which there is no active market and for which there are no publicly available quoted market prices.

The Company has classified its investment in FEL as Level 2 in the fair value hierarchy.

For purposes of determining fair value of the investment in FEL, the Company considered valuation techniques described in IFRS 13 – Fair Value Measurement. In respect of the investment in FEL, management considered the fair value of $1,835,111 to be indicative of the fair value of the investment in FEL as there have been no changes in the circumstances that would change management’s assessment of fair value. The fair value of the investment is consistent with the implied value based on the price of the April 14, 2020 financing which is a Level 2 input.